UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   October 21, 2010
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   61

Form 13F Information Table Entry Total:       $142,473,000

List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206r102     5430   189847 SH       Sole                                     189847
Abbott Labs                    COM              002824100     6095   116674 SH       Sole                                     116674
Anglo American Plc New         COM              03485p201      207    10400 SH       Sole                                      10400
Apple Computer                 COM              037833100      208      734 SH       Sole                                        734
BP PLC                         COM              055622104      332     8070 SH       Sole                                       8070
Bank of Montreal               COM              063671101      436     7542 SH       Sole                                       7542
Barrick Gold Corp              COM              067901108     6170   133282 SH       Sole                                     133282
Baxter Intl Inc                COM              071813109      236     4950 SH       Sole                                       4950
Best Buy Inc                   COM              086516101      206     5035 SH       Sole                                       5035
Bristol Myers Squibb           COM              110122108     2560    94422 SH       Sole                                      94422
CVS Caremark Corp              COM              126650100      741    23562 SH       Sole                                      23562
Chesapeake Energy Corp         COM              165167107      357    15778 SH       Sole                                      15778
Chevron Corp                   COM              166764100     6144    75811 SH       Sole                                      75811
Cisco Systems                  COM              17275R102      649    29650 SH       Sole                                      29650
Coca Cola Co                   COM              191216100      647    11060 SH       Sole                                      11060
Colgate Palmolive              COM              194162103      303     3944 SH       Sole                                       3944
ConocoPhillips                 COM              20825c104     1752    30511 SH       Sole                                      30511
Devon Energy Corp              COM              25179M103      260     4016 SH       Sole                                       4016
Dominion Resources             COM              25746u109     3100    71010 SH       Sole                                      71010
Duke Energy Corp               COM              26441c105     1710    96543 SH       Sole                                      96543
Eli Lilly & Co Com             COM              532457108      442    12095 SH       Sole                                      12095
Emerson Elec                   COM              291011104     3605    68450 SH       Sole                                      68450
Encana Corp                    COM              292505104     3569   118064 SH       Sole                                     118064
Exxon Mobil Corp               COM              30231g102     5357    86695 SH       Sole                                      86695
First American Bankshares      COM                             762     1260 SH       Sole                                       1260
General Dynamics               COM              369550108     2086    33215 SH       Sole                                      33215
General Electric               COM              369604103     2932   180426 SH       Sole                                     180426
General Mills                  COM              370334104     2738    74930 SH       Sole                                      74930
Goldcorp Inc                   COM              380956409     7393   169885 SH       Sole                                     169885
Grainger W W                   COM              384802104      310     2600 SH       Sole                                       2600
Gulf Keystone Petro            COM              g4209g100       33    15000 SH       Sole                                      15000
Hewlett Packard                COM              428236103     1239    29460 SH       Sole                                      29460
Honeywell International Inc.   COM              438516106     1034    23535 SH       Sole                                      23535
Illinois Tool Works            COM              452308109     2481    52768 SH       Sole                                      52768
Johnson Controls               COM              478366107      332    10877 SH       Sole                                      10877
Johnson&Johnson                COM              478160104     6058    97770 SH       Sole                                      97770
Kellogg Co                     COM              487836108     2545    50379 SH       Sole                                      50379
Kimberly Clark                 COM              494368103      498     7650 SH       Sole                                       7650
Manpower Inc                   COM              56418H100      209     4000 SH       Sole                                       4000
McDonald's Corp                COM              580135101     3998    53653 SH       Sole                                      53653
Merck & Co                     COM              58933y105     3106    84382 SH       Sole                                      84382
Nestle SA                      COM              641069406     2505    46752 SH       Sole                                      46752
Newmont Mining Corp            COM              651639106     2592    41275 SH       Sole                                      41275
NextEra Energy Inc             COM              65339f101     3151    57936 SH       Sole                                      57936
Northern States Financial Corp COM              665751103       17    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     2378    41229 SH       Sole                                      41229
Occidental Petroleum           COM              674599105     3659    46732 SH       Sole                                      46732
Pepsico, Inc.                  COM              713448108     6008    90434 SH       Sole                                      90434
Pfizer Inc                     COM              717081103      233    13547 SH       Sole                                      13547
Procter & Gamble               COM              742718109     5795    96636 SH       Sole                                      96636
Quad Graphics Inc.             COM              747301109     4199    89885 SH       Sole                                      89885
Raytheon Co Com New            COM              755111507      995    21775 SH       Sole                                      21775
Royal Dutch Shell Cl B Plc Adr COM              780259107      250     4245 SH       Sole                                       4245
Schlumberger                   COM              806857108     4004    64996 SH       Sole                                      64996
Southern Co                    COM              842587107     1548    41575 SH       Sole                                      41575
Suncor Energy Inc              COM              867224107     3153    96878 SH       Sole                                      96878
Sysco Corp                     COM              871829107     1630    57150 SH       Sole                                      57150
Union Pacific                  COM              907818108     1884    23034 SH       Sole                                      23034
Verizon Comm.                  COM              92343v104     4451   136566 SH       Sole                                     136566
Walgreen Co                    COM              931422109     5140   153425 SH       Sole                                     153425
Wisconsin Energy               COM              976657106      609    10535 SH       Sole
											FORM 13F INFORMATION TABLE